Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of liabilities measured at fair value on a recurring basis

December 31, 2024	Level 3
Derivative Liability – conversion feature	$1,055,233

Schedule of cost of revenue

	Years ended
	December 31,
	2025	2024
Cost of inventory	$1,545,072	$407,334
Freight and shipping	22,778	9,321
Consulting and advisory-related party	4,000	19,400
Royalty and sales commission-related party	56,290	81,917
Rent expense	222,542	137,527
Total cost of revenue	$1,850,682	$655,499

Schedule of antidilutive securities

	December 31,	December 31,
	2025	2024
	Shares	Shares
Convertible notes	989,583	540,000
Common Stock warrants	2,909,434	270,010
Series C Convertible Preferred Stock	2,692,227	8,653,907
	6,591,244	9,463,917

Schedule of deferred offering costs

	December 31,	December 31
	2025	2024
Legal fees	$–	$52,131
General and administrative expenses	–	73,973
Total	$–	$126,104

Schedule of stock-based compensation

	Years ended
	December 31,
	2025	2024
Management compensation	$7,779,159	$–
Professional fees	578,227	2,049,999
Professional fees - related party	2,103,600	348,000
Advertising and marketing	–	660,000
Financing expense	6,167,334	–
Financing expense - related party	2,511,855	–
	$19,140,175	$3,057,999